First Trust Indxx NextG ETF Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended	178 Months Ended	190 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Indxx 5G & NextG Thematic Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		29.62%		12.57%
MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			26.37%		17.13%	21.59%		17.49%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	12.60%	11.19%	11.72%	9.63%	9.54%	10.02%
First Trust Indxx NextG ETF
Prospectus [Line Items]
Average Annual Return, Percent			28.48%		11.43%	13.24%		10.50%
Performance Inception Date		Feb. 17, 2011
First Trust Indxx NextG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.62%		10.58%	12.53%		9.88%
First Trust Indxx NextG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.83%		8.64%	10.69%		8.56%

[1]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.